Credit facilities and long-term debt - Narrative (Details) € in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Nov. 15, 2024 EUR (€)	Apr. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€) loan	Dec. 31, 2025 USD ($)	Apr. 01, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Jul. 31, 2024 EUR (€)	Apr. 30, 2024 EUR (€)	Feb. 01, 2024 USD ($) bankAccount	Feb. 01, 2024 EUR (€) bankAccount	Dec. 31, 2022	Apr. 30, 2020 EUR (€)	Jul. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Apr. 30, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Interest rate	3.20%
Borrowings, number of loans | loan			2
Multicurrency Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | €								€ 130,000					€ 100,000	€ 340,000			€ 250,000
Outstanding borrowings				$ 0		$ 13,298	€ 12,800
Repayments of non-current borrowings | €	€ 30,000
Committed Borrowing Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				45,000
Outstanding borrowings				0		0
Borrowing facilities, operating amount				140
Borrowing facilities, line of credit amount				100
Committed Borrowing Facility | Letters Of Credit
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				20,000
Committed Borrowing Facility | Line Of Credit
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, net tangible value				250
Uncommitted Borrowing Facility, Maturing December 2025
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				40,000
Outstanding borrowings				0		10,000
Uncommitted Borrowing Facility, Maturing April 2025
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				60,000
Outstanding borrowings				0		15,000
Note Payable Established December 2017
Disclosure of detailed information about borrowings [line items]
Outstanding borrowings | €		€ 120,000
Notional amount | €																€ 150,000
Interest rate												3.05%
Repayments of non-current borrowings | €	120,000	€ 30,000
Note Payable Established December 2017 | Through July 16, 2021
Disclosure of detailed information about borrowings [line items]
Interest rate																3.07%
Note Payable Established December 2017 | Through Maturity Date Of November 15, 2024
Disclosure of detailed information about borrowings [line items]
Interest rate																3.15%
Note Payable Established March 2018
Disclosure of detailed information about borrowings [line items]
Notional amount | €									€ 100,000						€ 75,000
Interest rate									4.80%			3.05%			3.15%
Note Payable Established June 2021, Loan One
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 45,000						€ 50,000
Interest rate			3.15%						4.80%			3.05%
Note Payable Established June 21, Loan Two
Disclosure of detailed information about borrowings [line items]
Notional amount | €									€ 32,800
Interest rate									3.35%
Note Payable Established November 15, 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 150,000
Cash Management Agreement
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					$ 30					$ 15,000	€ 15,000
Outstanding borrowings				$ 0		$ 6,083
Borrowings, number of bank accounts | bankAccount										2	2